Income Taxes - Additional information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 5,610	$ 2,038	$ 7,027	$ 8,948	$ 11,297	$ 6,958
Effective income tax rate reconciliation, percent			8.20%	22.20%	22.10%	15.60%
Income tax expense computed at U.S. federal statutory rates (Rate)			21.00%		21.00%	21.00%
Net deferred tax liabilities	$ 9,700		$ 9,700
Operating Loss Carryforwards					$ 0	$ 0
Unrecognized Tax Benefits					0	0
Income Tax Examination, Penalties and Interest Accrued					$ 120	$ 0
Effective tax rate			11.30%